Acquisition and Divestitures (Details Narrative) - USD ($)		12 Months Ended
	Feb. 17, 2020	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common stock, shares outstanding		5,654,830	8,676,501	8,015,756
Number of common stock for acquisition, value		$ 3,384,285
Purchase Agreement [Member] | Cloud B Shares [Member]
Business Acquisition [Line Items]
Stock issued during period, shares	80,065
Share issued price per share	$ 1
Ownership interest	72.15%
Common stock, shares outstanding	110,964
Indemnification Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Business Acquisition [Line Items]
Number of common stock for acquisition	150,000
Number of common stock for acquisition, value	$ 405,000